Common Stock and Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 05, 2015	Nov. 29, 2013
Series A [Member]
Shares of Common Stock Issuable from Warrants Outstanding	960,000	960,000
Weighted Average Exercise Price	$ 0.35
Expiration	Jul. 12, 2019
Series B [Member]
Shares of Common Stock Issuable from Warrants Outstanding	1,326,087	3,500,000
Weighted Average Exercise Price	$ 0.46			$ 0.46
Expiration	Nov. 29, 2018
Series C [Member]
Shares of Common Stock Issuable from Warrants Outstanding	3,500,000	3,500,000
Weighted Average Exercise Price	$ 0.49		$ 1.10	$ 0.49
Expiration	Nov. 29, 2018
Series D [Member]
Shares of Common Stock Issuable from Warrants Outstanding	910,000	1,010,000
Weighted Average Exercise Price	$ 1.10
Expiration	Jun. 05, 2020
Series E [Member]
Shares of Common Stock Issuable from Warrants Outstanding	584,416
Weighted Average Exercise Price	$ 1.13
Expiration	Sep. 08, 2021
Warrant [Member]
Shares of Common Stock Issuable from Warrants Outstanding	7,280,503	8,970,000